Ordinary Shares and Structure Section	6 Months Ended
Mar. 31, 2026
Ordinary Shares and Structure Section [Abstract]
ORDINARY SHARES AND STRUCTURE SECTION

NOTE 15 – ORDINARY SHARES AND STRUCTURE SECTION

Globavend Holdings Limited was incorporated under the laws of the Cayman Islands on May 22, 2023. As of September 30, 2024 and 2025, the Company was authorized to issue up to 500,000,000 ordinary shares, 74,656 ordinary shares and 1,526,213 Shares (1,526,113 Ordinary Shares and 100 Management Shares) were issued and outstanding at par value of $0.2 per share.

Initial public offering

On November 8, 2023, the Company completed the initial public offering and listed its ordinary shares on the Nasdaq Capital Market under the symbol “GVH”, and raised approximately US$3.0 million in net proceeds from the issuance of 1,500,000 new shares (7,500 shares retrospectively restated for effect of reverse stock split on July 21, 2025) from the initial public offering after deducting underwriting discounts, commissions and expenses.

ELOC Offering

On March 15, 2024, the Company entered into an equity purchase agreement (the “ELOC Purchase Agreement”) with Square Gate Capital Master Fund, LLC – Series 1, a Delaware limited liability company (the “Investor”), pursuant to which the Investor has committed to purchase up to $20 million of our Ordinary Shares (the “ELOC Shares”), subject to certain limitations and conditions set forth in the ELOC Purchase Agreement (the “ELOC Offering”). The Company have registered for resale of the ELOC Shares, together with 306,123 Ordinary Shares (1,531 shares retrospectively restated for effect of reverse stock split on July 21, 2025) (the “Commitment Shares”) that the Company have issued to the Investor as commitment shares under and pursuant to the ELOC Purchase Agreement. As of September 30, 2025 and March 31, 2026, deferred costs related to the ELOC Offering were $374,286 and $374,286, respectively.

On November 11, 2024, the Company issued 47776 ordinary shares (239 shares retrospectively restated for effect of reverse stock split on July 21, 2025) to Square Gate as incentive compensation.

The June 2025 Offering

On June 26, 2025, the Company entered into an underwriting agreement with Univest Securities, LLC, pursuant to which the Company sold (i) 5,645,997 Ordinary Units and (ii) 16,093,133 Pre-Funded Units. The public offering price was $0.69 per Ordinary Unit and $0.689 per Pre-Funded Unit. The 16,093,133 Pre-Funded Warrants were fully exercised as of June 27, 2025. Following the exercise, a total of 21,739,130 Series A Warrants and 21,739,130 Series B Warrants related to the June 2025 Offering were issued. The Series A and Series B could be exercised immediately and will expire on June 30, 2026.

Each Series A was issued with an initial exercise price of $0.69 per share. The terms include a one-time price reset on the 30th calendar day following issuance (the “Reset Date”) to a price equal to 105% of the arithmetic average of the three lowest per share VWAPs during the twenty trading days prior to the Reset Date, subject to a floor price of $0.1395.

Each Series B Warrant was issued with an exercise price of $1.173 per share. The Series B Warrants include a “zero price exercise” option, allowing for cashless exercise into a variable number of shares based on a formula tied to the lowest VWAP during the five trading days prior to exercise.

The Company evaluated the Warrants under the guidance of ASC 470-20, “Debt with Conversion and Other Options, as amended by ASU 2020-06” and ASC 815, “Derivatives and Hedging.” The Company determined that the Series B warrant met the criteria for liability classification and the Series A warrant met the criteria for equity classification under ASC 815-40. Accordingly, the relative fair value of the Series A warrant was recorded as a component of additional paid-in capital on the issuance date. The Series B warrants were initially recognized as liabilities at fair value upon issuance and remeasured at each reporting date, with changes in fair value recognized in the consolidated statements of operations. Upon exercise, the carrying amount of the warrant liability was reclassified to ordinary shares and additional paid-in capital, together with the cash proceeds received from the warrant holders. Following the exercise of the warrants, the related warrant liability was derecognized and was no longer subject to subsequent fair value remeasurement.

The estimated fair value of both Series A warrants and Series B warrants are immaterial and close to zero at the issuance. The fair value of the Series A Warrants and Series B Warrants on the issuance date, June 26, 2025, was determined utilizing the Black Scholes pricing model, using the following inputs and assumptions:

	Series A Warrants	Series B Warrants
No. of warrants	21,739,130	21,739,130
Risk-free rate	3.96%	3.96%
Estimated volatility rate	70%	70%
Dividend yield rate	-%	-%
Spot price of underlying ordinary shares	0.18	0.18
Initial exercise price	0.69	1.173
Expire date	June 30, 2026	June 30, 2026
Term (in years)	1.01 years	1.01 years

Pursuant to the 2025-05 Offering, the Company issued 21,739,130 ordinary shares (108,696 ordinary shares retrospectively restated for effect of reverse stock splits on July 21, 2025). The total net proceeds from the 2025-06 were approximately $5.29 million after underwriting commissions and offering expenses.

As of July 24, 2025 and September 30, 2025, all Series B warrants have been fully exercised and 1,342,522 ordinary shares have been issued accordingly. As of March 31, 2026, there were no Series B Warrants outstanding.

As of March 31, 2026, 108,696 Series A Warrants, after giving effect to the reverse stock split on July 21, 2025, were outstanding, and no Series A Warrants expired during the reporting period. The outstanding Series A Warrants had a weighted-average remaining life of 0.25 years and an applicable weighted-average exercise price of $4.33 (after giving effect to the share consolidation). As of June 30, 2026, all series A Warrants have expired.

2025 Reverse Stock Split

On July 2, 2025, the board of directors of the Company, approved a reverse stock split that would consolidate every 200 issued and unissued shares of US$0.001 par value each in the share capital of the Company into one share of US$0.20 par value each, with an effective date of July 21, 2025 (the “Reverse Stock Split”). As a result of the Reverse Stock Split, each 200 pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. The Reverse Stock Split has been retrospectively applied to the condensed consolidated financial statements for the six-month period ended March 31, 2025.

Share subscription agreement

On August 27, 2025, the Company entered into a share subscription agreement with Wai Yiu Yau pursuant to which the Company has agreed to issue and allot, and the Subscriber has agreed to subscribe for, 100 management shares in the capital of the Company. The 100 shares of US$0.20 par value each which have been designated as management shares carrying 1,000,000 votes. As of March 31, 2026, Mr. Wai Yiu Yau, beneficially owns 57,224 Ordinary Shares and 100 Management Shares, representing approximately 2.4% of the total issued and outstanding shares and approximately 97.7% of the voting power of the Company.

Increase in share capital

On September 2, 2025, the authorized share capital of the Company was increased from US$2,000,000 divided into 10,000,000 shares of US$0.20 par value each to US$100,000,000 divided into 500,000,000 shares of US$0.20 par value each. The designation of existing issued shares of US$0.20 par value each of the Company as ordinary shares shall remain unchanged.

Registered direct offering

On December 31, 2025, the Company priced a registered direct offering of 889,359 ordinary shares or pre-funded warrants to purchase ordinary shares at an effective purchase price of $1.60 per share or pre-funded warrant. The offering closed on January 2, 2026, and the Company received $362,476 in net proceeds from the Registered Direct Offering, after deducting issuance costs and other offering expenses.